Note Loans (Carrying amount of acquired loans accounted for pursuant to ASC310-30 by portfolio) (Details) - ASC Subtopic 310-30 - USD ($) $ in Thousands	Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying amount	$ 1,883,556	[1]	$ 2,108,993	$ 2,301,024
Less: Allowance for loan losses	(122,135)		(119,505)
Carrying amount, net of allowance	1,761,421		1,989,488
Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying amount	801,774		923,424
Commercial and industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying amount	84,465		88,130
Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying amount	0		170
Mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying amount	982,821		1,079,611
Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying amount	$ 14,496		$ 17,658

[1]	At December 31, 2018, includes $1.4 billion of loans considered non-credit impaired at the acquisition date (December 31, 2017 - $1.6 billion).